Subsequent Events	9 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
Subsequent Events
21.	SUBSEQUENT EVENTS

Subsequent Events (Annual)

The Company evaluated subsequent events through May 1, 2017, the date on which the December 31, 2016 consolidated financial statements were issued.

In January and February 2017, the Company issued additional convertible bonds with an aggregate value of $10.0 million and a maturity date of October 1, 2018, of which $4.0 million were issued to related parties. The bonds will be converted into shares of common stock upon the completion of an IPO. If such event does not occur prior to the maturity date, interest will be payable based on a 10% annual stated interest rate.

In February 2017, the Company entered into a definitive agreement with Amphastar Pharmaceuticals, Inc., or Amphastar, to acquire 14 ANDAs and inventory for certain APIs. The agreement requires payments of up to $6.4 million, of which $1.0 million was paid upon execution of the agreement, $1.0 million is due within thirty days following May 1, 2017, $3.0 million is due within thirty days of receiving FDA approval of site transfer to sell Prochlorperazine Edisylate Injection USP, and $1.4 million is due within thirty days of receiving FDA approval of site transfer of a second product. If the conditions relating to the third and fourth payments described above are not met by December 31, 2017, the Company shall make such payments within 30 days of December 31, 2017 regardless of whether such conditions are ever met. In addition to the payments described above, the Company has agreed to pay Amphastar a royalty fee equal to 2% of its net sales relating to the 14 ANDAs and API inventory transferred to it by Amphastar for a period of 10 years from the execution of the agreement.

In February 2017, the Company entered into an additional binding term sheet with Gland Pharma Limited, pursuant to which we expect to enter into a definitive agreement for a non-exclusive license to market an additional 6 of Gland’s products. Gland has obtained FDA approval for 4 of such products and has filed an ANDA in North America for the Remaining 2 products. For each of the licensed products we will pay a license fee to Gland. The maximum amount of such licenses is $3.15 million, of which $312,500 is contingent on regulatory approval for 2 products for which Gland has filed ANDAs. We will pay a portion of such $312,500 upon regulatory approval of each of these 2 licensed drugs. Additionally, during the term of the agreement we have a profit sharing arrangement pursuant to which we will pay to Gland between 25% and 40% of the net profits from sales of each of the licensed products, depending on the product. The initial term the Gland license agreement is five years from the launch of each product licensed pursuant to the agreement, subject to automatic renewal for additional two year terms, unless terminated by either party upon provision to the other party at least 90 days’ notice in advance of a renewal date.

In March 2017, the Company signed an amendment to its license agreement with Hanmi, under which the Company received the rights to develop and sell drugs under the Orascovery program in additional territories, including Japan. This license amendment required an upfront fee of $7.0 million payable to Hanmi upon the execution of the agreement. In lieu of the payment, the Company issued a convertible bond to Hanmi with a par value of $7.0 million. This bond carries an interest rate of 10% per annum and a maturity date of October 1, 2018. Hanmi has the option to convert the bond to shares of common stock at discounted rates from 20.0% to 22.5% at various dates up to the maturity date. This amendment includes additional regulatory milestone payments and royalties based on sales. The occurrence of any milestone triggering events have not been deemed to be probable as no sales have occurred.

In April 2017, the Company issued additional convertible bonds with an aggregate value of $20.0 million and a maturity date of April 20, 2019. The bonds will be converted into shares of common stock upon the completion of an IPO. If such event does not occur prior to the maturity date, interest will be payable based on a 10% annual stated interest rate.

In December 2017, the Company entered into a license agreement with Almirall, S.A. and Aqua Pharmaceuticals LLC, its subsidiary (together, “Almirall”) pursuant to which the Company granted to Almirall an exclusive, sublicenseable license of certain of its intellectual property for the development and commercialization of topical products containing KX-01 in a specified territory, which includes the United States and substantially all European countries. The Company will receive an upfront payment of $30.0 million in addition to other near-term milestone payments of up to $55.0 million, some of which may be paid in Almirall stock. The Company may also be entitled to receive an aggregate of $65 million in additional milestone payments, $230.0 million in sales milestones, and tiered royalty payments for a certain period. The occurrence of any milestone triggering events have not been deemed to be probable, as the pertinent regulatory advances have not yet occurred and no sales have occurred.